Nature of Business and Organization - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Mar. 31, 2026
Raytech Holding Limited (“Raytech”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A BVI company ● Incorporated on June 24, 2022
Ownership
Principal activities	Investment holding
Pure Beauty Manufacturing Company Limited (“Pure Beauty”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on April 15, 2013
Ownership	100% owned by Raytech
Principal activities	Engaged in the sourcing and wholesaling of personal care and lifestyle electrical appliances
Raytech Innovation Limited (“Raytech Innovation”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on May 6, 2025
Ownership	100% owned by Raytech
Principal activities	Engaged in the provision of product design and development services and project advisory services in relation to personal health care electronics
Worry free Group (Hong Kong) Limited (“Worry free”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on April 8, 2024 ● Acquired on December 29, 2025
Ownership	100% owned by Raytech Innovation
Principal activities	Engaged in the provision of marketing solutions and execution services